UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® INTERMEDIATE HIGH INCOME FUND

CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Intermediate High Income Fund’s (the fund) Board of Trustees has adopted a managed distribution policy effective May 1, 2015. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® INTERMEDIATE HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	9.5%
Midstream	7.6%
Medical & Health Technology & Services	7.4%
Telecommunications-Wireless	6.7%
Cable TV	6.7%

Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	51.7%
B	61.2%
CCC	15.1%
D	0.5%
Not Rated	(1.0)%
Non-Fixed Income (o)	0.0%
Cash & Other	(30.1)%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 9.50% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 125.0%
Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$365,000	$390,550
Bombardier, Inc., 7.75%, 3/15/20 (n)	100,000	103,250
Bombardier, Inc., 6.125%, 1/15/23 (n)	255,000	232,050
Bombardier, Inc., 7.5%, 3/15/25 (n)	140,000	133,875
CPI International, Inc., 8.75%, 2/15/18	360,000	370,800
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	433,350
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	90,000	80,100
TransDigm, Inc., 6%, 7/15/22	55,000	55,756
TransDigm, Inc., 6.5%, 7/15/24	235,000	239,700

		$2,039,431
Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$238,219
PVH Corp., 4.5%, 12/15/22	260,000	263,900

		$502,119
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/49	$275,000	$41,883

Automotive - 3.3%
Accuride Corp., 9.5%, 8/01/18	$425,000	$438,810
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	435,000	463,275
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	93,075
Lear Corp., 4.75%, 1/15/23	250,000	253,125
Lear Corp., 5.25%, 1/15/25	140,000	141,400
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	200,000	204,500
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	212,752
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	300,000	305,250

		$2,112,187
Broadcasting - 3.0%
AMC Networks, Inc., 7.75%, 7/15/21	$271,000	$294,713
Clear Channel Communications, Inc., 9%, 3/01/21	283,000	267,435
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	47,138
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	217,044
Liberty Media Corp., 8.5%, 7/15/29	250,000	277,500
Liberty Media Corp., 8.25%, 2/01/30	10,000	10,950
Netflix, Inc., 5.375%, 2/01/21	250,000	260,625
Netflix, Inc., 5.875%, 2/15/25 (n)	130,000	135,850
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	290,000	308,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 5.125%, 2/15/25 (n)		$105,000	$104,423

			$1,923,803
Brokerage & Asset Managers - 0.3%
E*Trade Financial Corp., 4.625%, 9/15/23		$220,000	$221,100

Building - 3.9%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$430,000	$450,425
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		340,000	342,761
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		190,000	201,160
Gibraltar Industries, Inc., 6.25%, 2/01/21		250,000	258,125
HD Supply, Inc., 7.5%, 7/15/20		280,000	302,750
Headwaters, Inc., 7.25%, 1/15/19		150,000	157,500
Nortek, Inc., 8.5%, 4/15/21		310,000	335,960
PriSo Acquisition Corp., 9%, 5/15/23 (n)		175,000	171,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		282,000	289,755

			$2,509,936
Business Services - 1.7%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$196,175
Equinix, Inc., 5.375%, 1/01/22		70,000	72,844
Equinix, Inc., 5.375%, 4/01/23		200,000	206,000
Iron Mountain, Inc., 8.375%, 8/15/21		38,000	39,558
Iron Mountain, Inc., REIT, 6%, 8/15/23		320,000	339,200
NeuStar, Inc., 4.5%, 1/15/23		285,000	250,800

			$1,104,577
Cable TV - 6.4%
Altice Financing S.A., 6.625%, 2/15/23 (n)		$200,000	$207,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	79,875
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		420,000	441,788
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		185,000	185,925
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		240,000	247,200
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		80,000	80,600
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		335,000	341,700
DISH DBS Corp., 7.875%, 9/01/19		70,000	79,100
DISH DBS Corp., 6.75%, 6/01/21		175,000	186,922
DISH DBS Corp., 5%, 3/15/23		190,000	183,113
DISH DBS Corp., 5.875%, 11/15/24		90,000	90,225
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		330,000	306,900
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		285,000	261,755
Intelsat Luxembourg S.A., 8.125%, 6/01/23		340,000	302,600
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	135,000	167,175
Lynx I Corp., 5.375%, 4/15/21 (n)		$180,000	188,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	$70,000	$69,913
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	30,000	31,238
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	125,000	120,625
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	135,000	140,090
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	165,000	165,248
Unitymedia Hessen, 5.5%, 1/15/23 (n)	250,000	257,813

		$4,135,605
Chemicals - 3.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$252,000	$273,420
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	150,000	151,500
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	245,000	243,775
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	300,000	325,500
Hexion U.S. Finance Corp., 6.625%, 4/15/20	155,000	146,088
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	300,000	275,250
Huntsman International LLC, 8.625%, 3/15/21	115,000	121,613
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	200,000	205,500
Tronox Finance LLC, 6.375%, 8/15/20	440,000	422,400
W.R. Grace & Co., 5.125%, 10/01/21 (n)	205,000	211,663

		$2,376,709
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$98,000	$87,220
VeriSign, Inc., 4.625%, 5/01/23	260,000	256,750

		$343,970
Computer Software - Systems - 0.4%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$140,000	$150,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	125,000	130,938

		$281,438
Conglomerates - 3.6%
Amsted Industries Co., 5%, 3/15/22 (n)	$455,000	$461,825
BC Mountain LLC, 7%, 2/01/21 (n)	280,000	254,800
EnerSys, 5%, 4/30/23 (n)	400,000	405,000
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	305,000	316,438
Entegris, Inc., 6%, 4/01/22 (n)	345,000	360,525
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	324,625
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	211,600

		$2,334,813
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$135,000	$126,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.0%
Prestige Brands, Inc., 8.125%, 2/01/20	$79,000	$84,925
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	200,000	203,240
Spectrum Brands, Inc., 6.375%, 11/15/20	215,000	229,513
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	40,000	42,500
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	105,000	108,150

		$668,328
Consumer Services - 4.0%
ADT Corp., 6.25%, 10/15/21	$510,000	$546,975
ADT Corp., 4.125%, 6/15/23	85,000	79,685
Garda World Security Corp., 7.25%, 11/15/21 (n)	105,000	102,900
Garda World Security Corp., 7.25%, 11/15/21 (n)	180,000	176,400
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	154,875
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	420,000	428,400
Monitronics International, Inc., 9.125%, 4/01/20	300,000	294,750
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	400,000	407,000
Service Corp. International, 7%, 6/15/17	255,000	277,631
Service Corp. International, 5.375%, 5/15/24	100,000	106,000

		$2,574,616
Containers - 5.4%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$600,000	$639,000
Ball Corp., 5%, 3/15/22	255,000	262,013
Berry Plastics Group, Inc., 9.75%, 1/15/21	40,000	44,112
Berry Plastics Group, Inc., 5.5%, 5/15/22	335,000	342,747
Crown American LLC, 4.5%, 1/15/23	511,000	504,613
Multi-Color Corp., 6.125%, 12/01/22 (n)	320,000	332,000
Reynolds Group, 5.75%, 10/15/20	130,000	135,363
Reynolds Group, 8.25%, 2/15/21	510,000	537,413
Sealed Air Corp., 4.875%, 12/01/22 (n)	265,000	266,988
Sealed Air Corp., 5.125%, 12/01/24 (n)	95,000	96,663
Signode Industrial Group, 6.375%, 5/01/22 (n)	330,000	330,000

		$3,490,912
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 7/15/18	$361,000	$381,758

Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$95,000	$81,225

Electronics - 2.2%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$230,000	$204,988
Advanced Micro Devices, Inc., 7.5%, 8/15/22	70,000	61,600
Advanced Micro Devices, Inc., 7%, 7/01/24	140,000	117,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Micron Technology, Inc., 5.875%, 2/15/22	$155,000	$162,750
Micron Technology, Inc., 5.5%, 2/01/25 (n)	140,000	138,936
NXP B.V., 5.75%, 2/15/21 (n)	200,000	211,000
NXP B.V., 5.75%, 3/15/23 (n)	245,000	260,925
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	115,000	122,619
Sensata Technologies B.V., 5%, 10/01/25 (n)	170,000	171,593

		$1,452,011
Energy - Independent - 9.2%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$260,000	$178,100
Baytex Energy Corp., 5.625%, 6/01/24 (n)	330,000	318,450
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	130,000	125,775
Chaparral Energy, Inc., 7.625%, 11/15/22	410,000	328,000
Chesapeake Energy Corp., 5.75%, 3/15/23	315,000	311,063
Concho Resources, Inc., 6.5%, 1/15/22	245,000	257,250
Concho Resources, Inc., 5.5%, 4/01/23	280,000	284,200
EP Energy LLC, 9.375%, 5/01/20	205,000	222,681
EP Energy LLC, 7.75%, 9/01/22	475,000	498,750
Halcon Resources Corp., 8.875%, 5/15/21	305,000	214,260
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	105,000	109,200
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	140,000	126,613
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	309,000	266,513
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	120,000	96,300
MEG Energy Corp., 6.5%, 3/15/21 (n)	175,000	169,750
MEG Energy Corp., 7%, 3/31/24 (n)	130,000	125,450
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	280,000	270,200
Oasis Petroleum, Inc., 6.875%, 3/15/22	265,000	270,963
QEP Resources, Inc., 5.25%, 5/01/23	455,000	455,000
Rosetta Resources, Inc., 5.625%, 5/01/21	355,000	376,336
RSP Permian, Inc., 6.625%, 10/01/22 (n)	285,000	296,400
Sanchez Energy Corp., 6.125%, 1/15/23	220,000	209,000
SM Energy Co., 6.5%, 11/15/21	270,000	282,150
SM Energy Co., 6.125%, 11/15/22 (n)	140,000	145,950

		$5,938,354
Entertainment - 2.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$220,000	$242,550
Cedar Fair LP, 5.25%, 3/15/21	260,000	271,700
Cedar Fair LP, 5.375%, 6/01/24	95,000	99,038
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	168,300
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	190,703
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	270,000	279,099
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	330,400

		$1,581,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 7.2%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$182,438
Aircastle Ltd., 5.125%, 3/15/21	125,000	130,469
Aircastle Ltd., 5.5%, 2/15/22	160,000	169,200
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	146,019
Aviation Capital Group, 6.75%, 4/06/21 (n)	175,000	202,761
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	343,308
CIT Group, Inc., 5.5%, 2/15/19 (n)	340,000	359,125
CIT Group, Inc., 5%, 8/15/22	430,000	441,825
Credit Acceptance Co., 7.375%, 3/15/23 (n)	285,000	295,688
Icahn Enterprises LP, 6%, 8/01/20	245,000	263,375
Icahn Enterprises LP, 5.875%, 2/01/22	320,000	335,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	140,000	141,050
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	563,325
Navient Corp., 5.875%, 3/25/21	135,000	135,675
PHH Corp., 6.375%, 8/15/21	35,000	34,956
SLM Corp., 8%, 3/25/20	515,000	580,663
SLM Corp., 7.25%, 1/25/22	230,000	248,280
SLM Corp., 6.125%, 3/25/24	105,000	102,113

		$4,675,870
Food & Beverages - 1.2%
Constellation Brands, Inc., 4.25%, 5/01/23	$215,000	$217,150
Darling Ingredients, Inc., 5.375%, 1/15/22	190,000	191,188
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	350,000	366,625

		$774,963
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$175,000	$113,750
Tembec Industries, Inc., 9%, 12/15/19 (n)	135,000	130,950

		$244,700
Gaming & Lodging - 3.9%
Boyd Gaming Corp., 6.875%, 5/15/23	$175,000	$178,063
CCM Merger, Inc., 9.125%, 5/01/19 (n)	255,000	276,675
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	95,000	74,100
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	285,000	301,388
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	415,000	437,306
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	80,000	87,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	285,000	294,975
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)	40,000	41,400
MGM Resorts International, 6.625%, 12/15/21	180,000	193,500
MGM Resorts International, 6%, 3/15/23	220,000	227,975
RHP Hotel Properties, 5%, 4/15/23 (n)	80,000	80,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	$340,000	$345,100

		$2,537,482
Industrial - 1.9%
Anixter, Inc., 5.125%, 10/01/21	$240,000	$247,800
Dematic S.A., 7.75%, 12/15/20 (n)	385,000	404,250
Howard Hughes Corp., 6.875%, 10/01/21 (n)	375,000	393,750
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	186,375

		$1,232,175
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$265,000	$276,263
H&E Equipment Services Co., 7%, 9/01/22	370,000	390,350
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	265,000	220,613
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	230,000	193,200

		$1,080,426
Major Banks - 1.6%
Bank of America Corp., FRN, 6.1%, 12/29/49	$645,000	$650,644
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	405,000	413,100

		$1,063,744
Medical & Health Technology & Services - 7.1%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$55,000	$57,063
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	465,000	496,392
Davita Healthcare Partners, Inc., 5%, 5/01/25	235,000	233,531
Davita, Inc., 5.125%, 7/15/24	185,000	186,966
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	170,000	184,875
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	145,000	157,325
HCA, Inc., 4.25%, 10/15/19	185,000	192,012
HCA, Inc., 7.5%, 2/15/22	380,000	444,600
HCA, Inc., 5.875%, 3/15/22	465,000	519,630
HCA, Inc., 5%, 3/15/24	160,000	166,800
HCA, Inc., 5.375%, 2/01/25	125,000	128,750
HealthSouth Corp., 5.125%, 3/15/23	340,000	348,500
LifePoint Hospitals, Inc., 5.5%, 12/01/21	335,000	352,169
Tenet Healthcare Corp., 8%, 8/01/20	430,000	449,350
Tenet Healthcare Corp., 4.5%, 4/01/21	250,000	247,500
Tenet Healthcare Corp., 8.125%, 4/01/22	160,000	174,400
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	228,463

		$4,568,326
Medical Equipment - 1.3%
Biomet, Inc., 6.5%, 8/01/20	$142,000	$150,165
DJO Finco, Inc., 8.125%, 6/15/21 (n)	240,000	247,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	$128,000	$137,613
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	170,000	171,275
Teleflex, Inc., 5.25%, 6/15/24	165,000	168,300

		$874,553
Metals & Mining - 5.5%
ArcelorMittal S.A., 7%, 2/25/22	$60,000	$65,550
Century Aluminum Co., 7.5%, 6/01/21 (n)	300,000	304,500
Commercial Metals Co., 4.875%, 5/15/23	210,000	199,500
Consol Energy, Inc., 5.875%, 4/15/22	355,000	331,038
Consol Energy, Inc., 8%, 4/01/23 (n)	170,000	175,525
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	310,000	310,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	402,000
GrafTech International Co., 6.375%, 11/15/20	270,000	253,800
Hudbay Minerals, Inc., 9.5%, 10/01/20	165,000	176,550
Lundin Mining Corp., 7.5%, 11/01/20 (n)	105,000	113,531
Lundin Mining Corp., 7.875%, 11/01/22 (n)	185,000	200,148
Steel Dynamics, Inc., 5.125%, 10/01/21	100,000	101,250
Steel Dynamics, Inc., 5.25%, 4/15/23	215,000	219,838
Steel Dynamics, Inc., 5.5%, 10/01/24	100,000	103,125
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	215,000	220,375
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	90,000	92,250
Suncoke Energy, Inc., 7.625%, 8/01/19	68,000	68,680
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	154,225
Walter Energy, Inc., 9.5%, 10/15/19 (n)	95,000	52,488

		$3,544,373
Midstream - 7.5%
AmeriGas Finance LLC, 6.75%, 5/20/20	$425,000	$454,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	155,000	160,580
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	93,389
Crestwood Midstream Partners LP, 6%, 12/15/20	225,000	235,688
Crestwood Midstream Partners LP, 6.125%, 3/01/22	135,000	140,906
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	80,000	84,254
El Paso Corp., 7.75%, 1/15/32	500,000	589,051
Energy Transfer Equity LP, 7.5%, 10/15/20	340,000	388,450
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	232,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	295,000	301,638
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	230,000	239,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	$290,000	$286,375
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	206,500
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	457,875
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	135,000	137,194
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	170,000	170,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	130,000	135,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	160,000	153,600
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	80,000	82,600
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	240,000	240,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	65,000	65,488

		$4,856,263
Network & Telecom - 2.0%
Centurylink, Inc., 6.45%, 6/15/21	$155,000	$165,269
Centurylink, Inc., 6.75%, 12/01/23	60,000	64,050
Centurylink, Inc., 7.65%, 3/15/42	245,000	237,650
Citizens Communications Co., 9%, 8/15/31	245,000	241,325
Frontier Communications Corp., 8.125%, 10/01/18	95,000	104,796
Frontier Communications Corp., 6.25%, 9/15/21	75,000	72,234
Frontier Communications Corp., 7.125%, 1/15/23	60,000	57,450
Telecom Italia Capital, 6%, 9/30/34	70,000	69,650
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	250,000	260,000

		$1,272,424
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$373,000	$371,135
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	290,000	239,250
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	245,000	200,900

		$811,285
Oils - 0.8%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$185,000	$193,556
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	340,000	336,600

		$530,156
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$225,000	$303,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 2.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$425,000	$451,563
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	265,000	277,588
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	30,000	30,173
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	390,000	408,035
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	230,000	246,100
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	105,000	107,100
Vantage Point Imaging, 7.5%, 7/15/21 (n)	125,000	136,750
VRX Escrow Corp., 5.875%, 5/15/23 (n)	175,000	181,344

		$1,838,653
Pollution Control - 0.5%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$300,000	$303,000

Precious Metals & Minerals - 1.1%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$400,000	$408,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	335,000	329,975

		$737,975
Printing & Publishing - 1.8%
American Media, Inc., 13.5%, 6/15/18 (z)	$28,207	$29,617
Gannett Co., Inc., 5.125%, 7/15/20	185,000	193,325
Gannett Co., Inc., 4.875%, 9/15/21 (n)	100,000	100,750
Gannett Co., Inc., 6.375%, 10/15/23	195,000	207,675
Nielsen Finance LLC, 5%, 4/15/22 (n)	440,000	441,650
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	195,000	204,263
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	15,000	15,713

		$1,192,993
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$150,000	$160,688
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	255,000	275,400

		$436,088
Real Estate - Other - 1.1%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$360,000	$374,400
Felcor Lodging LP, REIT, 5.625%, 3/01/23	315,000	329,175

		$703,575
Retailers - 3.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$445,000	$468,360
Bon Ton Stores, Inc., 8%, 6/15/21	150,000	121,500
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	215,000	206,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	$360,000	$379,800
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	175,000	167,125
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	190,000	203,775
Rite Aid Corp., 9.25%, 3/15/20	220,000	241,340
Rite Aid Corp., 6.75%, 6/15/21	65,000	68,413
Rite Aid Corp., 6.125%, 4/01/23 (n)	65,000	67,600
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	195,000	205,238

		$2,129,551
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/21	$465,000	$477,783

Specialty Stores - 1.5%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$290,000	$307,400
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	335,000	336,675
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	290,000	305,950

		$950,025
Telecommunications - Wireless - 6.6%
Crown Castle International Corp., 4.875%, 4/15/22	$90,000	$93,375
Crown Castle International Corp., 5.25%, 1/15/23	245,000	258,291
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	194,500
Digicel Group Ltd., 6.75%, 3/01/23 (n)	225,000	223,313
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	224,020
Numericable Group S.A., 6%, 5/15/22 (n)	480,000	484,200
Sprint Capital Corp., 6.875%, 11/15/28	285,000	257,210
Sprint Corp., 7.875%, 9/15/23	300,000	305,070
Sprint Corp., 7.125%, 6/15/24	305,000	295,088
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	171,938
Sprint Nextel Corp., 6%, 11/15/22	205,000	196,288
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	36,706
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	100,225
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	87,816
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	527,500
T-Mobile USA, Inc., 6.633%, 4/28/21	125,000	133,288
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	250,000	251,875
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	405,000	422,213

		$4,262,916
Telephone Services - 0.6%
Level 3 Financing, Inc., 8.625%, 7/15/20	$80,000	$86,300
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	170,000	170,425
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	135,000	134,325

		$391,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 2.1%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$335,000	$293,544
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	260,000	264,550
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	260,000	237,250
Stena AB, 7%, 2/01/24 (n)	400,000	386,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	160,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	55,000	50,600

		$1,391,944
Utilities - Electric Power - 2.3%
Calpine Corp., 5.5%, 2/01/24	$325,000	$324,188
Covanta Holding Corp., 7.25%, 12/01/20	265,000	280,900
Covanta Holding Corp., 6.375%, 10/01/22	70,000	74,550
Covanta Holding Corp., 5.875%, 3/01/24	80,000	82,400
NRG Energy, Inc., 8.25%, 9/01/20	280,000	294,448
NRG Energy, Inc., 6.25%, 7/15/22	85,000	89,038
NRG Energy, Inc., 6.625%, 3/15/23	305,000	318,725

		$1,464,249
Total Bonds (Identified Cost, $80,945,096)		$80,873,251

Floating Rate Loans (g)(r) - 4.1%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$131,015	$130,705

Building - 0.5%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$199,892	$199,726
HD Supply, Inc., Term Loan B, 4%, 6/28/18	109,954	110,119

		$309,845
Business Services - 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21	$62,590	$62,720

Cable TV - 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$107,123	$107,295

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$153,846	$153,557

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$131,898	$131,939

Containers - 0.2%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$93,214	$93,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Electronics - 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$194,402	$194,712

Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$118,432	$116,475

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$80,134	$80,468

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$181,509	$181,736

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$166,683	$167,030

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$129,188	$128,833

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$79,361	$79,634

Supermarkets - 0.2%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$155,418	$156,283

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$339,289	$339,289

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$200,762	$198,252
Total Floating Rate Loans (Identified Cost, $2,628,571)		$2,631,961

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (Identified Cost, $64,378) (a)	4,099	$17,749

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,228,926	$1,228,926
Total Investments (Identified Cost, $84,866,971)		$84,751,887

Other Assets, Less Liabilities - (31.0)%		(20,067,607)
Net Assets - 100.0%		$64,684,280

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,931,271 representing 50.9% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$9,019	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	6,840	—
Total	$15,859	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$28,443	$29,617
% of Net assets			0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/15

Forward Foreign Currency Exchange Contracts at 5/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	JPMorgan Chase Bank N.A.	2,386	7/10/15	$2,586	$2,622	$36

Liability Derivatives
SELL	EUR	Goldman Sachs International	160,000	7/10/15	$169,806	$175,817	$(6,011)

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$638,438	September - 2015	$(2,934)

At May 31, 2015, the fund had cash collateral of $6,750 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $83,638,045)	$83,522,961
Underlying affiliated funds, at cost and value	1,228,926
Total investments, at value (identified cost, $84,866,971)	$84,751,887
Cash	1,869
Restricted cash	6,750
Receivables for
Forward foreign currency exchange contracts	36
Investments sold	749,393
Interest	1,327,198
Other assets	14,305
Total assets	$86,851,438
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	23,496
Forward foreign currency exchange contracts	6,011
Daily variation margin on open futures contracts	1,484
Investments purchased	22,133
Payable to affiliates
Investment adviser	20,801
Transfer agent and dividend disbursing costs	451
Payable for independent Trustees’ compensation	127
Accrued interest expense	37,145
Accrued expenses and other liabilities	55,510
Total liabilities	$22,167,158
Net assets	$64,684,280
Net assets consist of
Paid-in capital	$78,989,104
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(123,999)
Accumulated net realized gain (loss) on investments and foreign currency	(13,786,816)
Accumulated distributions in excess of net investment income	(394,009)
Net assets	$64,684,280
Shares of beneficial interest outstanding	21,035,638
Net asset value per share (net assets of $64,684,280 / 21,035,638 shares of beneficial interest outstanding)	$3.07

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,613,229
Dividends from underlying affiliated funds	1,198
Total investment income	$2,614,427
Expenses
Management fee	$325,408
Transfer agent and dividend disbursing costs	7,971
Administrative services fee	9,861
Independent Trustees’ compensation	6,165
Stock exchange fee	11,862
Custodian fee	7,327
Interest expense	105,119
Shareholder communications	19,220
Audit and tax fees	39,383
Legal fees	2,618
Miscellaneous	14,814
Total expenses	$549,748
Fees paid indirectly	(109)
Reduction of expenses by investment adviser	(13,547)
Net expenses	$536,092
Net investment income	$2,078,335
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$101,877
Futures contracts	(11,215)
Foreign currency	11,572
Net realized gain (loss) on investments and foreign currency	$102,234
Change in unrealized appreciation (depreciation)
Investments	$(121,788)
Futures contracts	1,693
Translation of assets and liabilities in foreign currencies	(6,778)
Net unrealized gain (loss) on investments and foreign currency translation	$(126,873)
Net realized and unrealized gain (loss) on investments and foreign currency	$(24,639)
Change in net assets from operations	$2,053,696

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/15	Year ended 11/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$2,078,335	$4,426,411
Net realized gain (loss) on investments and foreign currency	102,234	1,524,129
Net unrealized gain (loss) on investments and foreign currency translation	(126,873)	(2,555,887)
Change in net assets from operations	$2,053,696	$3,394,653
Distributions declared to shareholders
From net investment income	$(2,078,335)	$(4,766,931)
From other sources	(391,249)	—
Total distributions declared to shareholders	$(2,469,584)	$(4,766,931)
Change in net assets from fund share transactions	$—	$(156,622)
Total change in net assets	$(415,888)	$(1,528,900)
Net assets
At beginning of period	65,100,168	66,629,068
At end of period (including accumulated distributions in excess of net investment income of $394,009 and $2,760, respectively)	$64,684,280	$65,100,168

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$2,053,696
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(21,927,312)
Proceeds from disposition of investment securities	22,085,894
Payments for futures contracts	(11,215)
Proceeds from disposition of short-term investments, net	199,548
Realized gain/loss on investments	(101,877)
Realized gain/loss on futures contracts	11,215
Unrealized appreciation/depreciation on investments	121,788
Unrealized appreciation/depreciation on foreign currency contracts	6,841
Net amortization/accretion of income	95,225
Decrease in interest receivable	12,926
Decrease in accrued expenses and other liabilities	(40,476)
Decrease in payable for daily variation margin on open futures contracts	(79)
Increase in restricted cash	(750)
Increase in other assets	(12,299)
Increase in interest payable	7,499
Net cash provided by operating activities	$2,500,624
Cash flows from financing activities:
Distributions paid in cash	(2,461,640)
Repurchase of shares of beneficial interest	(121,420)
Net cash used by financing activities	$(2,583,060)
Net decrease in cash	$(82,436)
Cash:
Beginning of period (including foreign currency of $6,570)	$84,305
End of period	$1,869

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $97,620.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$3.09		$3.16	$3.12	$2.84	$3.02	$2.72
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.23	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	(0.05)	0.05	0.31	(0.14)	0.28
Total from investment operations	$0.10		$0.16	$0.28	$0.57	$0.13	$0.57
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.24)	$(0.29)	$(0.31)	$(0.27)
From other sources	(0.02)		—	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.24)	$(0.29)	$(0.31)	$(0.27)
Net increase from repurchase of capital shares	$—		$0.00 (w)	$—	$—	$—	$—
Net asset value, end of period (x)	$3.07		$3.09	$3.16	$3.12	$2.84	$3.02
Market value, end of period	$2.74		$2.73	$2.80	$3.08	$2.85	$3.01
Total return at market value (%)	4.75	(n)	5.46	(1.49)	18.81	4.90	36.61
Total return at net asset value (%) (j)(r)(s)(x)	3.70	(n)	5.77	9.75	20.77	4.19	21.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.66	1.72	1.89	1.92	2.31
Expenses after expense reductions (f)	1.67	(a)	1.61	1.67	1.73	1.81	1.88
Net investment income	6.49	(a)	6.61	7.28	8.55	8.83	9.85
Portfolio turnover	23	(n)	48	46	38	60	57
Net assets at end of period (000 omitted)	$64,684		$65,100	$66,629	$65,686	$59,411	$63,092
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.35	(a)	1.34	1.35	1.35	1.35	1.03
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000		$22,000	$22,000	$22,000	$22,000	$22,000
Asset coverage per $1,000 of indebtedness (k)	$3,940		$3,959	$4,029	$3,986	$3,701	$3,868

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,749	$—	$—	$17,749
U.S. Corporate Bonds	—	67,481,610	—	67,481,610
Commercial Mortgage-Backed Securities	—	41,883	—	41,883
Foreign Bonds	—	13,349,758	—	13,349,758
Floating Rate Loans	—	2,631,961	—	2,631,961
Mutual Funds	1,228,926	—	—	1,228,926
Total Investments	$1,246,675	$83,505,212	$—	$84,751,887

Other Financial Instruments
Futures Contracts	$(2,934)	$—	$—	$(2,934)
Forward Foreign Currency Exchange Contracts	—	(5,975)	—	(5,975)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(2,934)
Foreign Exchange	Forward Foreign Currency Exchange	36	(6,011)
Total		$36	$(8,945)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(11,215)	$—
Foreign Exchange	—	12,018
Total	$(11,215)	$12,018

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$1,693	$—
Foreign Exchange	—	(6,841)
Total	$1,693	$(6,841)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of

Notes to Financial Statements (unaudited) – continued

Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2015, the fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

For the six months ended May 31, 2015, the amount of distributions estimated to be a tax return of capital was approximately $238,253. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$4,766,931

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$85,128,847
Gross appreciation	1,542,712
Gross depreciation	(1,919,672)
Net unrealized appreciation (depreciation)	$(376,960)

As of 11/30/14
Undistributed ordinary income	13,658
Capital loss carryforwards	(13,414,827)
Post-October capital loss deferral	(220,351)
Other temporary differences	(15,621)
Net unrealized appreciation (depreciation)	(251,795)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/16	$(5,956,332)
11/30/17	(6,983,828)
11/30/18	(474,667)
Total	$(13,414,827)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 1.02% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended May 31, 2015, this reduction amounted to $13,547, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $1,628.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0308% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $118 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $19,311,116 and $20,427,655, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2015, the fund did not repurchase any shares The fund repurchased 56,975 shares of beneficial interest during the year ended November 30, 2014 at an average price per share of $2.75 and a weighted average discount of 11.20% per share. As of December 12, 2014, the fund retired 56,975 shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/15		Year ended 11/30/14
	Shares	Amount	Shares	Amount
Capital shares reacquired	—	$—	(56,975)	$(156,622)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $25,000,000. This credit agreement matured on January 9, 2015. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $25,000,000 on substantially similar terms for an additional 364 day period which matures on January 8, 2016. At May 31, 2015, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by

Notes to Financial Statements (unaudited) – continued

a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. Borrowing under this agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $105,119 during the period in connection with this loan agreement. The fund paid a commitment fee of $2,092 based on the average daily unused portion of the revolving secured line of credit which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2015, the average loan balance was $22,000,000 at a weighted average annual interest rate of 0.96%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,428,474	11,648,197	(11,847,745)	1,228,926

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,198	$1,228,926

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	2,052,286
1/01/15-1/31/15	0	N/A	0	2,052,286
2/01/15-2/28/15	0	N/A	0	2,052,286
3/01/15-3/31/15	0	N/A	0	2,103,563
4/01/15-4/30/15	0	N/A	0	2,103,563
5/01/15-5/31/15	0	N/A	0	2,103,563

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 2,103,563.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.